Standish, Ayer & Wood Investment Trust
                            Global Fixed Income Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                   (Unaudited)

                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Global Fixed Income Portfolio
       ("Portfolio"), at value (Note 1A)                                                               $ 390,733,465
   Receivable for Fund shares sold                                                                           609,206
   Deferred organization costs (Note 1D)                                                                       1,141
   Prepaid expenses                                                                                              772
                                                                                                       -------------
       Total assets                                                                                      391,344,584

Liabilities
   Distributions payable                                                             $ 1,471,087
   Payable for Fund shares redeemed                                                      634,051
   Accrued trustees' fees and expenses (Note 3)                                              674
   Accrued accounting and transfer agent fees                                              9,162
   Accrued expenses and other liabilities                                                 35,674
                                                                                     -----------
       Total liabilities                                                                                   2,150,648
                                                                                                       -------------
Net Assets                                                                                             $ 389,193,936
                                                                                                       =============
Net Assets consist of:
   Paid-in capital                                                                                     $ 380,909,325
   Accumulated net realized gain                                                                           3,343,205
   Undistributed net investment income                                                                     1,137,743
   Net unrealized appreciation                                                                             3,803,663
                                                                                                       -------------
Total Net Assets                                                                                       $ 389,193,936
                                                                                                       =============

Shares of beneficial interest outstanding                                                                 18,886,136
                                                                                                       =============

Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                     $       20.61
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                             $ 10,809,196
   Dividend income allocated from Portfolio (net of withholding taxes, $5,994)                                51,126
   Miscellaneous income allocated from Portfolio                                                              58,836
   Expenses allocated from Portfolio                                                                        (834,228)
                                                                                                        ------------
       Net investment income allocated from Portfolio                                                     10,084,930

Expenses
   Registration fees                                                                    $    46,821
   Accounting and transfer agent fees                                                        20,445
   Legal fees                                                                                 7,078
   Audit services                                                                             2,690
   Trustees' fees and expenses (Note 3)                                                       1,565
   Amortization of organization expense (Note 1D)                                             1,118
   Insurance expense                                                                            524
   Miscellaneous                                                                              4,039
                                                                                        -----------
       Net expenses                                                                                           84,280
                                                                                                        ------------
          Net investment income                                                                           10,000,650
                                                                                                        ------------

Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
       Investment security transactions                                                 $  (904,106)
       Financial futures contracts                                                          311,162
       Written options transactions                                                          11,115
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                          4,197,465
                                                                                        -----------
          Net realized gain                                                                                3,615,636

   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                             (2,114,000)
       Financial futures contracts                                                          (74,197)
       Written options                                                                      178,468
       Foreign currency and forward foreign currency exchange contracts                     843,584
                                                                                        -----------

          Change in net unrealized appreciation (depreciation)                                            (1,166,145)
                                                                                                        ------------
       Net realized and unrealized gain on investments                                                     2,449,491
                                                                                                        ------------

Net Increase in Net Assets from Operations                                                              $ 12,450,141
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Six Months Ended      Year Ended
                                                                                    June 30, 1998       December 31,
                                                                                     (Unaudited)            1997
                                                                                  -----------------    -------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                             $ 10,000,650       $ 12,884,057
   Net realized gain                                                                    3,615,636         10,546,991
   Change in net unrealized appreciation (depreciation)                                (1,166,145)        (1,136,691)
                                                                                     ------------       ------------
   Net increase in Net Assets from Investment Operations                               12,450,141         22,294,357
                                                                                     ------------       ------------

Distributions to Shareholders
   From net investment income                                                          (8,195,011)       (22,206,015)
   From net realized gain                                                              (1,808,709)          (226,916)
                                                                                     ------------       ------------
   Total distributions to shareholders                                                (10,003,720)       (22,432,931)
                                                                                     ------------       ------------

Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                   127,588,424        112,813,437
   Value of shares issued to shareholders in payment of distributions declared          7,111,399         11,302,354
   Cost of shares redeemed                                                             (3,714,731)       (23,945,357)
                                                                                     ------------       ------------
   Increase in Net Assets from Fund share transactions                                130,985,092        100,170,434
                                                                                     ------------       ------------

Total Increase in Net Assets                                                          133,431,513        100,031,860

Net Assets
   At beginning of period                                                             255,762,423        155,730,563
                                                                                     ------------       ------------
   At end of period (including undistributed net investment income of
      $1,137,743 and distributions in excess of net investment income of
      $667,896, respectively)                                                        $389,193,936        255,762,423
                                                                                     ============       ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                Six Months
                                                   Ended                   Year Ended December 31,
                                               June 30, 1998   -----------------------------------------------
                                                (Unaudited)    1997 (1)     1996 (1)       1995       1994 (2)
                                                -----------    --------     --------       ----       --------

Net Asset Value, Beginning of Period             $  20.39      $  20.09     $  19.53     $  17.99     $  20.00
                                                 --------      --------     --------     --------     --------
Investment Operations:
   Net investment income *                           0.61          1.34         1.42         1.59         1.29
   Net realized and unrealized gain (loss) on
      investments                                    0.21          0.96         1.05         1.60        (2.70)
                                                 --------      --------     --------     --------     --------
Total from investment operations                     0.82          2.30         2.47         3.19        (1.41)
                                                 --------      --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                       (0.50)        (1.98)       (1.91)       (1.65)          --
   From net realized gain on investments            (0.10)        (0.02)          --           --           --
   From tax return of capital                          --            --           --           --        (0.60)
                                                 --------      --------     --------     --------     --------
Total distributions to shareholders                 (0.60)        (2.00)       (1.91)       (1.65)       (0.60)
                                                 --------      --------     --------     --------     --------
Net Asset Value, End of Period                   $  20.61      $  20.39     $  20.09     $  19.53     $  17.99
                                                 ========      ========     ========     ========     ========

Total Return                                         4.03%        11.68%       13.03%       18.13%       (7.06)%

Ratios/Supplemental Data:
   Expenses (to average daily net assets)* (3)       0.57%+        0.65%        0.65%        0.62%        0.65%+
   Net investment income (to average daily net
      assets)*                                       6.25%+        6.42%        7.11%        7.69%        7.73%+
   Portfolio turnover (4)                              --            --           73%         163%         140%
   Net Assets, End of Period (000's omitted)     $389,194      $255,762     $155,731     $137,889     $135,232

-------------------

* The investment adviser did not impose a portion of its investment advisory fee and reimbursed the Fund for a portion of its operating expenses for the years ended December 31, 1997 and December 31, 1994, respectively. If these voluntary actions had not been taken, the net investment income per share and the ratios would have been:

   Net investment income per share                     --      $   1.33           --           --     $   1.27
   Ratios (to average daily net assets):
   Expenses (3)                                        --          0.66%          --           --         0.73%+
   Net investment income                               --          6.41%          --           --         7.65%+

+     Computed on an annualized basis.

(1)   Calculated based on average shares outstanding.

(2)   For the period from January 3, 1994 (start of business) to December 31,
      1994.

(3) Includes the Fund's shares of Standish Global Fixed Income Portfolio's allocated expenses for the six months ended June 30, 1998, the year ended December 31, 1997 and for the period from May 3, 1996 to December 31, 1996.

(4) Portfolio turnover represents the rate of portfolio activity for the period while the Fund invested directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of Standish Global Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Deferred organization expense

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through December, 1998.

      E. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all of the investors in the Portfolio.

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2)   Distributions to Shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency, forward foreign currency exchange contracts, option and financial futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, L.P. ("SIMCO") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six months ended June 30, 1998, SIMCO voluntarily agreed to limit total annual operating expenses of the Fund and Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from the SIMCO. Certain of the trustees and officers of the Trust are limited partners or officers of SIMCO.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998, aggregated $127,415,202 and $11,769,188, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                Six Months Ended         Year Ended
                                                                 June 30, 1998       December 31, 1997
                                                              ---------------------  -------------------
      Shares sold.........................................           6,178,986             5,385,323
      Shares issued to shareholders in
         payment of distributions declared................             345,160               552,287
      Shares redeemed.....................................            (178,468)           (1,149,790)
                                                                     ---------            ----------
      Net increase........................................           6,345,678             4,787,820
                                                                     =========            ==========

      At June 30, 1998, three shareholders were record owners of approximately 24%, 13% and 11%, respectively, of the Fund's outstanding shares.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par            Value
Security                                                      Rate         Maturity       Value (1)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.6%

Asset Backed -- 3.1%
Advanta Mortgage Trust 1997-4 M1                                 7.040%   01/25/2029         1,300,000    $1,314,016
Chase Credit Card Master Trust
     1997-3 A Non-ERISA                                          6.777%   05/15/2007           900,000       906,855
IMC Home Equity 1997-7 A8                                        6.650%   02/20/2029           925,000       939,742
Oakwood Mortgage Investments 1997-C B2                           7.700%   11/15/2027         1,475,000     1,487,445
Oakwood Mortgage Investments 1998-B B2                           7.750%   04/15/2028         1,600,000     1,619,000
Residential Funding 1997-HS5 M1                                  7.010%   05/25/2027           900,000       907,734
RFC Series 1996 HS2 A1                                           7.600%   09/25/2012           350,000       362,906
TMS Home Equity 1995-C A3                                        6.550%   09/15/2021           500,000       503,203
UCFC Home Equity Loan Trust 1996 A1 A5                           6.500%   03/15/2016           500,000       506,719
Vanderbilt Mortgage 1996-C B2                                    8.000%   11/07/2026         1,200,000     1,236,000
Vanderbilt Mtg 1998-A 1B2 Non-ERISA                              7.690%   04/07/2028         1,424,000     1,444,025
World Omni Auto Lease 1997-A B Non-ERISA 144A                    7.300%   06/25/2003           750,000       756,445
                                                                                                          ----------
Total Asset Backed (Cost $11,847,137)                                                                     11,984,090
                                                                                                          ----------

Collateralized Mortgage Obligations -- 1.4%
Bear Stearns Mtg 1998-2 B                                        6.750%   04/30/2030         1,694,088     1,682,706
Prudential Home Mortgage 1993-B 1B1
     144A Non-ERISA                                              7.834%   04/28/2023         1,241,930     1,228,668
Residential Funding 1998-S4 A4 NAS                               6.500%   02/25/2013         1,279,189     1,287,983
Residential Funding 1998-S9 A1                                   6.500%   04/25/2013         1,116,872     1,149,768
                                                                                                          ----------
Total Collateralized Mortgage Obligations (Cost $5,360,625)                                                5,349,125
                                                                                                          ----------

Corporate -- 11.3%

Bank Bonds -- 1.8%
Bank United Corp. Notes+                                         8.875%   05/01/2007           775,000       849,478
Centura Capital Trust 144A NC '07                                8.845%   06/01/2027           725,000       808,680
City National Bank+                                              6.375%   01/15/2008           900,000       895,599
Dime Bancorp Capital Trust+                                      9.330%   05/06/2027           225,000       263,534
First Nationwide Senior Sub Notes+                               9.125%   01/15/2003           500,000       531,250
First Nationwide Senior Sub Notes+                              10.625%   10/01/2003         1,350,000     1,525,500
Imperial Credit Capital Trust+                                   9.980%   12/31/2026           375,000       444,244
Providian Corp. Cap 144A Notes                                   9.525%   02/01/2027           825,000       952,256
Sovereign Bancorp.                                               9.000%   04/01/2027           600,000       675,894
                                                                                                          ----------
                                                                                                           6,946,435
                                                                                                          ----------

Financial -- 4.6%
Aames Financial Corp. Notes+                                     9.125%   11/01/2003           250,000       250,000
Advanta Capital Trust I+                                         8.990%   12/17/2026           750,000       585,000
Amresco Inc. Corp. Senior Sub Notes+                             9.875%   03/15/2005           600,000       606,000
Conseco Finance Trust                                            6.800%   06/15/2005           900,000       901,503
Conseco Finance Trust Cap. Notes                                 8.700%   11/15/2026         2,225,000     2,513,538
Conseco Finance Trust Cap. Notes+                                8.796%   04/01/2027           250,000       285,325
Crescent Real Estate 144A                                        7.125%   09/15/2007           900,000       889,668

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par            Value
Security                                                      Rate         Maturity       Value (1)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Financial (continued)
Criimi Mae Corp. Notes+                                          9.125%   12/01/2002         1,075,000    $1,064,250
ERP REIT 144A                                                    8.500%   05/15/1999           500,000       509,430
Health Care REIT Inc.                                            7.625%   03/15/2008           500,000       506,910
Kaufman & Broad Home Corp.+                                      7.750%   10/15/2004           500,000       496,250
Liberty Mutual Insurance Co. 144A Notes                          7.697%   10/15/2097           850,000       928,192
MMI Capital Trust Notes                                          7.625%   12/15/2027         1,300,000     1,337,960
Orion Capital Trust Notes                                        7.701%   04/15/2028         1,200,000     1,245,960
Pindo Deli Financial                                            10.250%   10/01/2002           200,000       140,000
Simon Debartolo Group LP+                                        6.750%   07/15/2004           925,000       923,918
Simon Debartolo Group LP Notes+                                  6.875%   10/27/2005           425,000       424,142
Taubman Realty Group REIT+                                       8.000%   06/15/1999         1,000,000     1,016,380
TIG Holdings Capital 144A                                        8.597%   01/15/2027           250,000       270,228
UCFC Sub Notes+                                                  8.375%   07/01/2005           425,000       426,879
United Companies Financial Corp.+                                9.350%   11/01/1999         1,000,000     1,022,640
Wellsford REIT+                                                  9.375%   02/01/2002         1,000,000     1,092,010
Wharf Capital Notes+                                             7.625%   03/13/2007           825,000       651,998
                                                                                                          ----------
                                                                                                          18,088,181
                                                                                                          ----------

Industrial Bonds -- 4.9%
American Standard Corp. Notes                                    7.375%   04/15/2005         1,000,000       992,500
Choice Hotels 144A                                               7.125%   05/01/2008           750,000       762,000
Cominco Ltd. Notes+                                              6.875%   02/15/2006           525,000       518,091
Conmed Corp.                                                     9.000%   03/15/2008           700,000       694,750
Enterprise Corp.                                                 7.000%   06/15/2000           500,000       510,180
Enterprise Corp. 144A                                            6.375%   05/15/2003           950,000       952,033
Flag Limited 144A Senior Notes                                   8.250%   01/30/2008           925,000       931,938
Horseshoe Gaming L.L.C.                                          9.375%   06/15/2007           450,000       476,438
IMC Global Inc.+                                                 6.550%   01/15/2005         1,000,000       997,840
Lilly Industries Inc. Notes 144A                                 7.750%   12/01/2007           300,000       309,447
Loewen Group International 144A                                  7.600%   06/01/2008           750,000       748,875
McLeod USA 144A                                                  8.375%   03/15/2008           675,000       676,688
Methanex Corp.+                                                  7.400%   08/15/2002           250,000       259,883
Panavision Inc. 144A                                             0.000%   02/01/2006         1,000,000       720,000
Paxson Communications+                                          11.625%   10/01/2002           750,000       804,375
Revlon Worldwide Senior Notes+                                   0.000%   03/15/2001         1,700,000     1,321,750
Sinclair Broadcast                                               8.750%   12/15/2007           750,000       768,750
Southland Corp. Senior Sub Notes+                                5.000%   12/15/2003           500,000       433,750
Stage Stores Inc.+                                               8.500%   07/15/2005           400,000       410,000
Sun Healthcare Group Inc. 144A                                   9.500%   07/01/2007           500,000       506,250
Tenet Healthcare Corp.+                                          8.625%   12/01/2003           525,000       551,250
Tenet Healthcare Corp.+                                          8.000%   01/15/2005           250,000       256,875
Tenet Healthcare Corp.                                           8.125%   12/01/2008         1,450,000     1,453,625
Tricon Global Restaurant Inc. Senior Notes                       7.450%   05/15/2005           775,000       774,124
USA Waste Services, Inc. Senior Notes                            6.500%   12/15/2002         1,200,000     1,204,848

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par            Value
Security                                                      Rate         Maturity       Value (1)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Industrial Bonds (continued)
Westinghouse Credit Corp.+                                       8.875%   06/14/2014           975,000    $1,112,134
                                                                                                          ----------
                                                                                                          19,148,394
                                                                                                          ----------
Total Corporate (Cost $43,494,401)                                                                        44,183,010
                                                                                                          ----------
Government/Other -- 57.9%

Argentina -- 0.3%
City of Buenos Aires                                            10.500%   05/28/2004           700,000    $  581,875
Cointel                                                         10.375%   08/01/2004         1,000,000       817,500
                                                                                                          ----------
                                                                                                           1,399,375
                                                                                                          ----------
Australia -- 0.5%
Australian Government                                            9.000%   09/15/2004         2,400,000     1,757,801
                                                                                                          ----------
Denmark -- 2.8%
Denmark Nykredit                                                 7.000%   10/01/2026         5,933,000       881,561
Denmark Realkredit                                               8.000%   10/01/2026        10,532,000     1,565,673
Denmark Realkredit                                               7.000%   10/01/2026         2,274,000       337,885
Kingdom of Denmark                                               6.000%   12/10/1999        14,600,000     2,171,053
Kingdom of Denmark                                               8.000%   11/15/2001        37,500,000     6,031,678
                                                                                                          ----------
                                                                                                          10,987,850
                                                                                                          ----------
EuroDollar -- 0.1%
Bonos DEL Tesoro Notes                                           8.750%   05/09/2002           400,000       378,993
                                                                                                          ----------
Finland -- 0.4%
Government of Finland                                           10.000%   09/15/2001         7,000,000     1,485,090
                                                                                                          ----------

France -- 1.0%
France Oat ECU                                                   5.250%   04/25/2008        23,000,000     3,910,448
                                                                                                          ----------

Germany -- 14.9%
Baden Wurttemburg+                                               6.200%   11/22/2013         2,000,000     1,183,731
Deutschland Republic                                             7.250%   10/21/2002        11,700,000     7,190,841
Deutschland Republic                                             6.750%   04/22/2003         6,000,000     3,648,119
Deutschland Republic                                             6.000%   01/04/2007        18,175,000    10,900,979
Deutschland Republic                                             6.000%   07/04/2007        16,010,000     9,636,107
Die Bundrep Deutschland Dm1000+                                  8.250%   09/20/2001        13,770,000     8,516,379
Exide Holding Europe 144A                                        9.125%   04/15/2004         1,700,000       944,967
Federal Republic of Germany                                      8.000%   07/22/2002         2,350,000     1,473,689
Federal Republic of Germany                                      6.875%   05/12/2005         5,600,000     3,496,283
Fresenius Med Global                                             7.375%   02/01/2008         3,970,000     2,228,733
German Unity Fund                                                8.500%   02/20/2001         7,450,000     4,558,592
German Unity Fund                                                8.000%   01/21/2002         3,000,000     1,858,075
Texon International PLC                                         10.000%   02/01/2008         4,950,000     2,744,676
                                                                                                          ----------
                                                                                                          58,381,171
                                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par            Value
Security                                                      Rate         Maturity       Value (1)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Japan -- 10.3%
Austria Republic                                                 4.500%   09/28/2005       190,000,000    $1,655,277
Austria Republic+                                                6.250%   10/16/2003       370,000,000     3,354,364
European Investment Bank                                         4.625%   02/26/2003       363,000,000     3,035,702
European Investment Bank                                         6.625%   03/15/2000       300,000,000     2,384,859
Government of Italy                                              5.125%   07/29/2003       975,000,000     8,389,787
IBRD-Global Bond                                                 4.750%   12/20/2004       525,000,000     4,585,126
Italy Euroyen Notes+                                             3.750%   06/08/2005       181,000,000     1,501,176
Kingdom of Spain+                                                5.750%   03/23/2002       428,000,000     3,632,901
South Africa                                                     3.350%   06/17/2004       175,000,000     1,285,650
Spanish Government                                               4.750%   03/14/2005       600,000,000     5,245,473
World Bank                                                       5.250%   03/20/2002       600,000,000     5,012,534
                                                                                                          ----------
                                                                                                          40,082,849
                                                                                                          ----------

Netherlands -- 2.5%
Netherlands Government                                           8.750%   08/01/2000         6,500,000     3,519,358
Netherlands Government                                           9.000%   10/16/2000        11,300,000     6,118,269
                                                                                                          ----------
                                                                                                           9,637,627
                                                                                                          ----------

New Zealand -- 1.1%
Fernz Capital+                                                   9.800%   04/15/2002         4,100,000     2,220,182
Fletcher Challenge                                              14.500%   09/30/2000           500,000       289,169
Fletcher Challenge                                              10.000%   04/30/2005         1,000,000       563,707
Fletcher Challenge+                                             11.250%   12/15/2002         1,900,000     1,083,375
                                                                                                          ----------
                                                                                                           4,156,433
                                                                                                          ----------

Norway -- 1.1%
Norway Government                                                7.000%   05/31/2001        26,200,000     3,584,165
Vital Forsikring+                                                7.850%   09/22/2003         6,000,000       842,086
                                                                                                          ----------
                                                                                                           4,426,251
                                                                                                          ----------

South Africa -- 0.3%
Euro Bank Recon & Development                                    0.000%   12/31/2015        55,000,000       820,896
IBRD-Global Bond                                                 0.000%   12/31/2025       105,000,000       391,791
                                                                                                          ----------
                                                                                                           1,212,687
                                                                                                          ----------

Sweden -- 3.8%
Kingdom of Sweden                                               13.000%   06/15/2001        47,700,000     7,357,356
Kingdom of Sweden                                               10.250%   05/05/2003        10,000,000     1,551,145
Sweden Government Bond                                           6.500%   10/25/2006        23,000,000     3,182,497
Swedish Government                                               5.000%   01/15/2004        23,400,000     2,971,487
                                                                                                          ----------
                                                                                                          15,062,485
                                                                                                          ----------

United Kingdom -- 13.8%
Alliance and Leicester Building Society+                         8.750%   12/07/2006         1,200,000     2,229,143
Bank of Greece                                                  10.750%   09/06/2010           350,000       749,776

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par            Value
Security                                                      Rate         Maturity       Value (1)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
Bank of Greece                                                  10.750%   09/06/2010           699,700    $1,498,909
Birmingham Midshires Building Society+                           9.125%   01/05/2006           750,000     1,405,435
Capital Shopping Euro Notes                                      6.875%   03/05/2013         1,550,000     2,533,900
CSW Investments+                                                 8.875%   09/27/2006         2,500,000     4,595,174
Deutsche Bank                                                    0.000%   02/28/2001           410,000       571,019
FNMA Global Bond+                                                6.875%   06/07/2002           160,000       267,513
GTD Export Finance Corp.                                         0.000%   09/29/2000           940,000     1,336,551
Inco Ltd.+                                                      15.750%   07/15/2006           200,000       496,952
IPC Magazines                                                    0.000%   03/15/2008         3,120,000     2,969,039
Northern Rock Building Society+                                  9.375%   10/17/2021         1,950,000     4,240,321
P & O Steam Navigation                                          11.500%   07/03/2014           900,000     2,152,298
Republic of Argentina                                           11.500%   08/14/2001         1,010,000     1,728,350
Slough Estates                                                   7.125%   02/17/2010         1,050,000     1,781,899
Stagecoach Holdings PLC                                          7.625%   10/31/2007         1,725,000     2,923,213
UK Treasury                                                      7.750%   09/08/2006         8,260,000    15,332,834
UK Treasury                                                      9.000%   02/26/2001         2,750,000     4,932,590
United Mexican States                                            8.750%   05/30/2002         1,480,000     2,384,380
                                                                                                          ----------
                                                                                                          54,129,296
                                                                                                          ----------

Yankee Bonds -- 5.0%
Asia Pulp and Paper Global Financial+                           11.750%   10/01/2005           425,000       374,000
Edperbrascan Ltd. Notes+                                         7.375%   10/01/2002           500,000       514,140
Gruma SA 144A Notes                                              7.625%   10/15/2007           525,000       499,013
ING Barings NV                                                   0.000%   02/12/1999         2,000,000     2,065,000
Jamaica Government 144A Notes                                    9.625%   07/02/2002         1,000,000       970,000
Lithuania Government 144A Notes                                  7.125%   07/22/2002           900,000       870,750
Merita Bank                                                      7.500%   12/29/2049           250,000       259,235
Merita Bank Ltd Corp. Bond                                       7.150%   12/29/2049           650,000       661,135
Republic of Argentina(a)                                         9.150%   11/30/2002         7,050,000     7,067,625
Republic of Lithuania Regs Notes                                 7.125%   07/22/2002           350,000       338,625
Republic of Panama                                               7.875%   02/13/2002         3,295,000     3,224,158
Se Banken Perpetral 10 Yr. Step Up 144A                          8.125%   09/06/2049         1,500,000     1,608,210
Svenska Handelsbanken Step Up 144A NC'07                         7.125%   03/29/2049           500,000       512,075
Trizec Finance+                                                 10.875%   10/15/2005           335,000       376,875
                                                                                                          ----------
                                                                                                          19,340,841
                                                                                                          ----------
Total Government/Other (Cost $230,633,485)                                                               226,349,197
                                                                                                      --------------

Non-Agency -- 1.3%

Pass Thru Securities -- 1.3%
Chase Commercial Mortage Sec 6.6
      1997-2D Non-ERISA                                          6.600%   12/25/2007           500,000       491,328
GMAC Mortgage Corp. 1996-C1                                      7.860%   11/15/2006         1,000,000       965,313
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                          7.085%   11/15/2010           900,000       912,234
Mortgage Capital Funding 1997-MC2 D Non-ERISA                    7.117%   11/20/2007           725,000       734,969
Resolution Trust Corp. 1993-C3 E Non-ERISA                       7.100%   12/25/2024         1,550,112     1,550,596

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par            Value
Security                                                      Rate         Maturity       Value (1)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)
Resolution Trust Corp. 1995 C1 C                                 6.900%   02/25/2027           500,000    $  500,469
                                                                                                          ----------
Total Non-Agency (Cost $5,034,620)                                                                         5,154,909
                                                                                                          ----------

U.S. Government Agency -- 2.7%

Pass Thru Securities -- 2.7%
FHLMC                                                            6.500%   04/01/2028           469,769       468,444
FHLMC Gold 15Yr+                                                 6.000%   04/01/2012           362,145       359,541
FHLMC Gold 30Yr                                                  6.500%   04/01/2028           889,814       887,304
FNMA                                                             6.500%   05/01/2028         4,223,115     4,205,927
FNMA                                                             8.000%   12/01/2012         2,022,860     2,095,258
GNMA                                                             8.000%  03/15/2017 -
                                                                          11/15/2017         2,477,045     2,594,126
                                                                                                          ----------
Total U.S. Government Agency (Cost $10,593,054)                                                           10,610,600
                                                                                                          ----------

U.S. Treasury Obligations -- 13.9%

Treasury Bonds -- 4.7%
U.S. Treasury Bond+                                              8.125%   08/15/2019         9,060,000    11,693,017
U.S. Treasury Bond+                                              6.625%   02/15/2027         5,875,000     6,634,168
                                                                                                          ----------
                                                                                                          18,327,185
                                                                                                          ----------

Treasury Notes -- 9.2%
U.S. Treasury Inflation Index Note(a)                            3.375%   01/15/2007         3,400,000     3,381,306
U.S. Treasury Note+                                              6.625%   04/30/2002         4,650,000     4,820,748
U.S. Treasury Note++                                             6.250%   06/30/2002        11,000,000    11,276,760
U.S. Treasury Note+                                              6.500%   05/15/2005           550,000       580,509
U.S. Treasury Note+                                              6.500%   08/15/2005           850,000       897,014
U.S. Treasury Note+                                              6.625%   06/30/2001        13,435,000    13,827,571
U.S. Treasury Note+                                              5.875%   11/15/1999         1,075,000     1,079,870
                                                                                                          ----------
                                                                                                          35,863,778
                                                                                                          ----------
Total U.S. Treasury Obligations (Cost $53,764,645)                                                        54,190,963
                                                                                                          ----------

TOTAL BONDS AND NOTES (COST $360,727,967)                                                                357,821,894
                                                                                                     ---------------

                                                                                                            Value
Security                                                                                    Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.1%
Equity Office Properties Trust 144A CVT                                                          6,000       265,500
Equity Residential Properties                                                                    3,000        77,063
Fuji JGB Inv. L.L.C. Pfd(a)                                                                  1,025,000       892,047
Pinto Totta Intl 144A                                                                              550       565,411
Sumitomo Bank Step Up 144A                                                                   1,325,000     1,321,688
Societe Generale Step Up                                                                       750,000       740,550

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                                    Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------------
Texaco Capital LLC                                                                              14,000    $  303,625
                                                                                                      --------------

TOTAL PREFERRED STOCKS (COST $4,269,219)                                                                   4,165,884
                                                                                                      --------------

                                                                                           Contract         Value
Security                                                                                   Size (1)       (Note 1A)
----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.5%
JPY Put/NZD Call, Strike Price 73.50, 4/6/99                                                12,700,000       156,807
JPY Put/USD Call, Strike Price 145.00, 5/19/99                                              10,700,000       228,980
JPY Put, Strike Price 145.00, 11/16/98                                                       7,750,000       119,350
USD Put/DEM Call, Strike Price 1.70, 5/21/99                                                 7,275,000        55,290
USD Put/DEM Call, Strike Price 1.78, 8/4/98                                                  7,155,000        25,758
UST 5.625% Call, Strike Price 101.39, 7/9/98                                                    25,000           781
UST 6.125% Call, Strike Price 105.0156, 7/9/98                                                  75,000         2,930
UST 6.125% Call, Strike Price 109.516, 11/9/98                                                  71,500        97,195
DEM 6.00% Call, Strike Price 106.78, 5/12/99                                                12,640,000       105,847
DBR 6.00% Call, Strike Price 108.10, 8/27/98                                                 6,000,000        26,550
BTP 6.75% Put, Strike Price 105.29, 1/31/00                                              4,545,000,000        13,635
BTP 6.75% Put, Strike Price 105.49, 2/3/00                                               4,545,000,000        13,635
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                               9,085,000,000        54,510
DBR 5.625% Call, Strike Price 103.30, 11/27/98                                               6,000,000        63,384
JGB 2.00% Put, Strike Price 99.00, 1/25/99                                                 642,400,000        25,696
Fujibank 9.87% Call, Strike Price 6.37, 2/26/99                                                 19,000        58,900
JPY Put/USD Call, Strike Price 155.00, 6/15/99                                               8,000,000       131,200
JPY Put/USD Call, Strike Price 150.00, 6/9/99                                                3,800,000        58,520
JPY Put/USD Call, Strike Price 145.00, 12/7/98                                              11,000,000       158,400
UST 5.625% Call, Strike Price 103.906, 11/20/98                                                 37,500        14,063
UST 5.625% Call, Strike Price 104.859, 12/18/98                                                 38,000         9,500
DBR 6.00% Call, Strike Price 108.445, 12/10/98                                               7,200,000        25,934
DBR 6.00% Call, Strike Price 109.81, 12/14/98                                                8,875,000        15,363
DBR 5.625% Call, Strike Price 104.35, 12/1/98                                                6,675,000        52,793
JGB 2.60% Call, Strike Price 108.516, 11/27/98                                           1,050,000,000        68,250
JGB 2.60% Call, Strike Price 109.811, 12/3/98                                              368,500,000        19,162
JGB 3.00% Put, Strike Price 110.00, 6/2/99                                               1,550,000,000       274,350
JGB 3.00% Put, Strike Price 111.40, 12/2/98                                              1,549,000,000       219,958
                                                                                                      --------------

TOTAL PURCHASED OPTIONS (COST $2,612,394)                                                                  2,096,741
                                                                                                      --------------

                                                                                             Par              Value
                                                          Rate          Maturity          Value (1)         (Note 1A)
                                                          ----          --------          ---------         ---------
SHORT-TERM INVESTMENTS -- 2.9%

COMMERCIAL PAPER -- 1.0%
General Electric Credit Corp.                            5.530%         07/29/98               750,000       743,175
Motorola                                                 5.490%         07/14/98             3,000,000     2,974,380
                                                                                                          ----------
                                                                                                           3,717,555
                                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Global Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par            Value
Security                                                 Rate            Maturity           Value (1)       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 1.0%
FHLMC Discount Note                                      5.470%         07/09/98             3,500,000    $3,495,695
FNMA Discount Note+                                      5.600%         07/27/98               500,000       497,994
                                                                                                          ----------
                                                                                                           3,993,689
                                                                                                          ----------

REPURCHASE AGREEMENTS -- 0.9%
Prudential Bache Repurchase Agreement, dated 6/30/98, due 7/01/98, with a maturity value of $3,675,497 and an effective yield of 5.32%, collateralized by a U.S. Government Agency Obligation with a rate of 7.925%, with a maturity date
of 2/01/19 and with an aggregate market value of $3,748,930.                                               3,674,954
                                                                                                          ----------

TOTAL SHORT-TERM INVESTMENTS (COST $11,409,627)                                                           11,386,198
                                                                                                       -------------

TOTAL INVESTMENTS-- 96.1% (COST $379,019,207)                                                          $ 375,470,717

Other Assets, Less Liabilities-- 3.9%                                                                     15,262,879
                                                                                                       =============

NET ASSETS-- 100%                                                                                      $ 390,733,596
                                                                                                       =============

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.
   These securities may be resold in transactions exempt from registration. FNMA, FNCI - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
GNMA, GNSF - Government National Mortgage Association
IBRD - International Bank for Reconstruction and Development
REIT - Real Estate Investment Trust
BTP  British Pound Sterling
DBR  Deutsche Bundes Republik
DEM  German Mark
JGB  Japanese Government Bond
JPY  Japanese Yen
NZD  New Zealand Dollar
USD  United States Dollar
UST  United States Treasury

(1) Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.

(a)   Variable Rate Security; rate indicated is as of 6/30/98.

+     Denotes all or part of security pledged as a margin deposit (Note 5).

++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $379,019,207)                                     $ 375,470,717
   Cash                                                                                                        3,934
   Interest and dividends receivable                                                                       8,597,945
   Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                         9,992,428
   Receivable for investments sold                                                                         3,339,219
   Deferred organization costs (Note 1F)                                                                      42,424
   Receivable for variation margin on open financial futures contracts (Note 5)                               19,875
   Miscellaneous receivable                                                                                    4,188
   Prepaid expenses                                                                                           14,451
                                                                                                       -------------
       Total assets                                                                                      397,485,181
                                                                                                       -------------

Liabilities
   Payable for investments purchased                                                   3,032,649
   Due to custodian                                                                       50,108
   Options written, at value (premiums received $994,169) (Note 5)                       723,962
   Unrealized depreciation on forward foreign currency exchange contracts (Note 5)     2,861,139
   Accrued trustees' fees and expenses (Note 2)                                            4,202
   Accrued accounting and custody fees                                                    61,959
   Accrued expenses and other liabilities                                                 17,566
                                                                                     -----------
       Total liabilities                                                                                   6,751,585
                                                                                                       -------------

Net Assets (applicable to investors' beneficial interests)                                             $ 390,733,596
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                      $ 10,809,200
   Dividend income (net of foreign withholding taxes of $5,994)                                               51,126
   Miscellaneous income                                                                                       58,836
                                                                                                        ------------
       Total income                                                                                       10,919,162

Expenses
   Investment advisory fee (Note 2)                                                     $   638,875
   Accounting and custody fees                                                              146,520
   Professional service fees                                                                 15,590
   Trustees' fees and expenses (Note 2)                                                       8,608
   Amortization of organization expense (Note 1F)                                             7,407
   Insurance expense                                                                          5,042
   Registration fees                                                                          4,004
   Miscellaneous                                                                              8,183
                                                                                        -----------
       Total expenses                                                                                        834,229
                                                                                                        ------------
          Net investment income                                                                           10,084,933
                                                                                                        ------------

Realized and Unrealized Gain (Loss)
   Net realized gain (loss)
       Investment securities transactions                                                  (904,106)
       Financial futures contracts                                                          311,162
       Written options transactions                                                          11,115
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                          4,197,466
                                                                                        -----------
          Net realized gain                                                                                3,615,637

   Change in unrealized appreciation (depreciation)
       Investment securities                                                             (2,114,001)
       Financial futures contracts                                                          (74,197)
       Written options                                                                      178,468
       Foreign currency and forward foreign currency exchange contracts                     843,585
                                                                                        -----------
          Change in net unrealized appreciation (depreciation)                                            (1,166,145)
                                                                                                        ------------

       Net realized and unrealized gain                                                                    2,449,492
                                                                                                        ------------

Net Increase in Net Assets from Operations                                                              $ 12,534,425
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Six Months Ended
                                                   June 30, 1998      Year Ended
                                                    (Unaudited)    December 31, 1997
                                                 ----------------  -----------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                           $ 10,084,933      $ 12,971,199
   Net realized gain                                  3,615,637        10,546,998
   Change in net unrealized appreciation
      (depreciation)                                 (1,166,145)       (1,136,692)
                                                   ------------      ------------
   Net increase in Net Assets from Investment
      Operations                                     12,534,425        22,381,505
                                                   ------------      ------------

Capital Transactions
   Contributions                                    127,415,202       112,195,968
   Withdrawals                                      (11,769,188)      (31,838,814)
                                                   ------------      ------------
   Increase in net assets resulting from
      capital transactions                          115,646,014        80,357,154
                                                   ------------      ------------

Total Increase in Net Assets                        128,180,439       102,738,659

Net Assets
   At beginning of period                           262,553,157       159,814,498
                                                   ------------      ------------

   At end of period                                $390,733,596      $262,553,157
                                                   ============      ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                            Six Months Ended         Year Ended December 31,
                                                             June 30, 1998       -----------------------------
                                                               (Unaudited)            1997           1996 (1)
                                                               -------------     -----------------------------
Ratios:
   Expenses (to average daily net assets)                          0.52%+            0.61%            0.62%+
   Net investment income (to average daily net
      assets)                                                      6.30%+            6.47%            7.17%+
Portfolio Turnover                                                   77%              176%             111%
Net assets, end of period (000s omitted)                       $390,734         $ 262,553        $ 159,814

-------------------------------------------------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.

+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Foreign currency transactions

      Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. Deferred organization expense

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. The advisory agreement provides that if the total annual operating expenses of the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) in any fiscal year exceed 0.65% of the Portfolio's average daily net assets, the compensation due the adviser shall be reduced by the amount of the excess. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are limited partners or officers of SIMCO.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six month period ended June 30, 1998 were as follows:

                                                        Purchases        Sales
                                                      ------------  ------------
      U.S. Government Securities....................  $139,595,565  $102,181,888
                                                      ============  ============
      Investments (non-U.S. Government Securities)..  $257,957,213  $125,328,869
                                                      ============  ============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost.........................................   $ 379,019,207
                                                                =============

      Gross unrealized appreciation..........................   $   5,875,623
      Gross unrealized depreciation..........................      (9,424,113)
                                                                =============
      Net unrealized depreciation............................   $  (3,548,490)
                                                                =============

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing put and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge the Portfolio's investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying value of any open purchased option is shown in the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the six months ended June 30, 1998 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------

                                                          Number of
                                                          Contracts    Premiums
                                                          ---------    ---------

      Outstanding, beginning of period.................       2        $ 96,770
      Options written..................................       7         369,250
      Options expired..................................      (2)        (96,770)
      Options closed...................................      (1)        (59,872)
                                                          ---------    --------

      Outstanding, end of period.......................       6        $309,378
                                                          =========    ========

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Call Option Transactions
      --------------------------------------------------------------------------

                                                          Number of
                                                          Contracts    Premiums
                                                          ---------    ---------

          Outstanding, beginning of period.............       3        $ 99,629
          Options written..............................       2          48,241
          Options expired..............................      (3)        (99,629)
                                                          ---------    --------

          Outstanding, end of period...................       2        $ 48,241
                                                          =========    ========

      Written Cross Currency Option Transactions
      --------------------------------------------------------------------------

                                                        Number of
                                                        Contracts    Premiums
                                                        ---------  ------------

          Outstanding, beginning of period............     14       $ 1,166,297
          Options written.............................     11           824,950
          Options expired.............................     (5)         (183,335)
          Options closed..............................    (13)       (1,171,362)
                                                        ---------   -----------

          Outstanding, end of period..................      7       $   636,550
                                                        =========   ===========

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      At June 30, 1998, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                           Local                                             U.S.$          U.S.$
                                         Principal         Contract       U.S.$ Market      Aggregate     Unrealized
           Contracts to Deliver            Amount         Value Date         Value         Face Amount    Gain/(Loss)
      -------------------------------  --------------  ----------------   ------------    ------------    -----------
      Argentinean Peso                    16,436,625   10/06/98-4/06/99    16,244,236       15,725,000       (519,236)
      Australian Dollar                   31,758,777    7/31-10/21/98      19,646,363       20,589,019        942,656
      British Pound Sterling              32,578,501    7/07-12/10/98      54,226,950       53,621,100       (605,850)
      Danish Krone                       109,507,703     7/14-9/16/98      15,929,593       15,850,875        (78,718)
      Finnish Markka                       8,972,880       8/26/98          1,638,697        1,674,045         35,348
      French Franc                        23,448,500       8/11/98          3,876,477        3,974,322         97,845
      German Deutsche Mark               112,260,601     7/15-9/29/98      62,274,156       63,089,401        815,245
      Hong Kong Dollar                    70,878,392    10/14-12/30/98      8,757,949        8,755,000         (2,949)
      Japanese Yen                     5,622,800,779    07/28-11/27/98     41,067,809       43,891,803      2,823,994
      Republic of Korea Won            4,200,800,000       8/03/98          2,968,763        4,450,000      1,481,237
      Netherlands Guilder                 20,621,000       9/25/98         10,171,893       10,213,472         41,579
      Norwegian Krone                     34,178,703       7/16/98          4,492,496        4,521,387         28,891
      New Zealand Dollar                  15,952,324    8/10-12/17/98       8,218,370        8,754,853        536,483
      Polish Zloty                        16,073,860       9/18/98          4,453,045        4,000,000       (453,045)
      South African Commercial Rand       31,476,199    10/20-10/23/98      4,992,225        6,017,730      1,025,505
      Swedish Krona                      107,134,399    07/17-8/31/98      13,428,995       13,661,477        232,482
                                                                         ============     ============     ==========
                                                                         $272,388,017     $278,789,484     $6,401,467
                                                                         ============     ============     ==========

                                           Local                                             U.S.$          U.S.$
                                         Principal         Contract       U.S.$ Market      Aggregate     Unrealized
           Contracts to Deliver            Amount         Value Date         Value         Face Amount    Gain/(Loss)
      -------------------------------  --------------  ----------------   ------------    ------------    -----------
      Argentinean Peso                     1,272,000       11/09/98        1,256,793         1,200,000       56,793
      Australian Dollar                   27,693,083    7/31-10/21/98     17,131,769        16,893,342      238,427
      Danish Krone                        27,386,625       7/14/98         3,980,074         4,075,391      (95,317)
      German Deutsche Mark                13,500,165     7/15-9/18/98      7,488,774         7,750,256     (261,482)
      Hong Kong Dollar                    55,511,152    10/14-12/30/98     6,906,719         6,961,716      (54,997)
      Irish Punt                              57,985       7/20/98            80,719            85,143       (4,424)
      Republic of Korea Won            4,200,800,000       8/03/98         2,968,767         2,360,000      608,767
      New Zealand Dollar                   6,036,465   8/13/98-3/11/99     3,117,306         3,271,064     (153,758)
      South African Commercial Rand       10,475,000       10/20/98        1,661,614         1,895,928     (234,314)
                                                                         ===========       ===========     ========
                                                                         $44,592,535       $44,492,840     $ 99,695
                                                                         ===========       ===========     ========

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Exchange Contracts

                                                                                                                U.S. $
                                      U.S.$ Market                              U.S. $         Contract       Unrealized
            Contracts to Deliver         Value         In Exchange For       Market Value     Value Date      Gain/(Loss)
         ------------------------     ------------   -------------------    -------------    -----------      -----------
         German Deutsche Mark            $843,015       Greek Drachma            871,944       4/22/99            28,929
         Irish Punt                       891,921       Belgian Franc            925,777       7/20/98            33,856
         Irish Punt                       984,647       Belgian Franc          1,019,696       7/20/98            35,049
         German Deutsche Mark           1,840,583       Greek Drachma          1,900,157       4/22/99            59,574
         German Deutsche Mark           1,840,583       Greek Drachma          1,894,008       4/22/99            53,425
         Irish Punt                     1,878,603       Belgian Franc          1,945,473       7/20/98            66,870
         Irish Punt                     1,939,659        French Franc          2,022,453       7/20/98            82,794
         Belgian Franc                  1,945,473         Irish Punt           1,850,143       7/20/98           (95,330)
         Belgian Franc                  1,945,473         Irish Punt           1,848,449       7/20/98           (97,024)
         French Franc                   2,022,453         Irish Punt           1,915,518       7/20/98          (106,935)
         Greek Drachma                  2,339,047    German Deutsche Mark      2,304,241       4/22/99           (34,806)
         New Zealand Dollar             2,625,204     Australian Dollar        2,629,930       3/11/99             4,726
         Australian Dollar              2,629,930     New Zealand Dollar       2,566,976       3/11/99           (62,954)
         German Deutsche Mark           2,838,151       Greek Drachma          2,930,013       4/22/99            91,862
         German Deutsche Mark           3,855,400        Polish Zloty          4,425,491       9/18/98           570,091
                                      ===========                            ===========                        ========
                                      $30,420,142                            $31,050,269                        $630,127
                                      ===========                            ===========                        ========

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other Portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1998, the Portfolio held the following futures contracts:

                                                                                   Underlying Face       Unrealized
                  Contract                  Position        Expiration Date    Amount at Value      Appreciation
      ---------------------------------- ----------------  ------------------ ------------------- ------------------
      U.S. 10 Year Note (106 Contracts)       Long              9/30/98            $ 12,067,437        $    65,194
                                                                                                       ===========

      At June 30, 1998 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Interest rate swap contracts

      Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will be diminished compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      At June 30, 1998, the Portfolio held no interest rate swap contracts.

                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                              Boston, MA 02111-2662
                                 (800) 221-4795
                                                                         1022-98